General Information	12 Months Ended
Dec. 31, 2025
General Information [Abstract]
General information

1. General information

Organization

Namib Minerals (“Namib”) was incorporated on May 27, 2024, and is domiciled in the Cayman Islands. Namib Minerals’s registered office address is Suite 210, 2nd Floor, Windward III, Regatta Office Park, Cayman Islands.

Namib Minerals, through its subsidiaries (collectively the “Group”), is principally engaged in mining for gold and other precious and critical metals.

Reorganization Transaction

In March 2024, Greenstone Corporation (“Greenstone”) was established as an exempted company limited by shares incorporated under the laws of the Cayman Islands with its principal engagement being in mining operations for gold and other precious and critical metals in Zimbabwe. On June 17, 2024, Greenstone, a subsidiary of Namib entered a share purchase agreement (the “BMC Purchase Agreement”) with Metallon Corporation Limited (“Metallon”), a company incorporated in England and Wales and undergoing insolvency proceedings in the U.K., for the purchase of Metallon’s 100% equity interest in Bulawayo Mining Company Limited (“BMC”) in exchange for cash consideration of £53.2 million (approximately $67.3 million), payable by two specified shareholders of Greenstone (the “Guarantors”). In addition, the Guarantors agreed to indemnify Greenstone, Metallon, and the administrators appointed to oversee the Metallon insolvency proceedings (the “Administrator”), for a period of six years against any and all claims or expenses arising directly or indirectly in connection with Metallon’s sale of BMC (the “Reorganization Transaction”). The BMC Purchase Agreement further specifies all sums payable under the agreement are payable by the Guarantors, and Greenstone, as purchaser, has no obligation or liability to Metallon.

As a single shareholder exercised control over both Greenstone and Metallon (the “Controlling Shareholder”), the Reorganization Transaction was determined to be an internal reorganization of entities under common control and signified a continuation of BMC’s operations, rather than the initiation of new business activities. Accordingly, the Reorganization Transaction was not within the scope of IFRS 3 (as defined below). The Controlling Shareholder was determined to exercise control over Greenstone through its majority ownership interest in the entity, which provided equity voting rights sufficient to exercise power over all key decision making. The Controlling Shareholder also held a majority ownership interest in Metallon and was determined to exercise control over the Administrator given the Controlling Shareholder was the largest creditor in the insolvency proceedings.

Given the Reorganization Transaction was not within the scope of IFRS 3, the Group applied the predecessor value method, and the consolidated financial statements for periods prior to the Reorganization Transaction reflect the operations of the predecessor, BMC, at the carrying amounts of the financial statements of the predecessor. The purchase price of £53.2 million (approximately $67.3 million) was treated as an investment in subsidiary eliminated to equity.

Fiscal Year 2025 — Business Combination

a)      Business Combination Background

On June 5, 2025 (“Closing Date”), Namib Minerals consummated the previously announced business combination (the “Business Combination”) pursuant to the Business Combination Agreement, dated as of June 17, 2024 (as amended by amendment 1 on December 6, 2024 and amendment 2 on April 14, 2025, the “Business Combination Agreement”) with:

(i)     Hennessy Capital Investment Corp.VI, a special purpose acquisition company (SPAC) incorporated in Delaware and now known as Red Rock Acquisition Corp. (“HCVI”),

(ii)    Greenstone,

(iii)   Midas SPAC Merger Sub Inc., a Delaware corporation and a direct wholly owned subsidiary of Namib Minerals (“SPAC Merger Sub”), and

(iv)   Cayman Merger Sub Ltd., an exempted company limited by shares incorporated under the laws of the Cayman Islands and a direct wholly owned subsidiary of Namib Minerals (“Greenstone Merger Sub”).

As a result of the Business Combination, Greenstone Merger Sub merged with and into Greenstone, with Greenstone continuing as the surviving company and becoming a wholly owned subsidiary of Namib Minerals and SPAC Merger Sub merged with and into HCVI, with HCVI continuing as the surviving company, and becoming a wholly owned subsidiary of Namib Minerals. HCVI was then renamed to Red Rock Acquisition Corporation. The ordinary shares of Namib Minerals, par value $0.0001 (the “Ordinary Shares”), and warrants to purchase Ordinary Shares (“Warrants”) were listed on the Nasdaq stock market under the symbols “NAMM” and “NAMMW,” respectively.

b)      Determination of Accounting Treatment and Listing Expense

Since HCVI did not meet the definition of a business under IFRS 3, Business Combination (“IFRS 3”), the Business Combination was accounted for as a share-based payment transaction in accordance with IFRS 2, Share-based Payment (“IFRS 2”), and the Business Combination was accounted for as a reverse capitalization. Under this method of accounting, HCVI was treated as the acquired company for financial reporting purposes and Greenstone was treated as the accounting acquirer. Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of Greenstone issuing shares for the net assets of HCVI and any difference in the fair value of the shares deemed to have been issued by Greenstone and the fair value of the accounting of HCVI’s identifiable net assets represented a service received by Greenstone, and thus it was recognized as an IFRS 2 listing service non-cash expense of $65.4 million upon consummation of the Business Combination. Refer to Note 4 — Reverse Capitalization for further information. The consolidated financial statements were prepared as a continuation of Greenstone and its subsidiaries as Greenstone is considered the accounting predecessor. Accordingly, all historical financial information presented in these consolidated financial statements represents the accounts of Greenstone. The comparative financial information in relation to the shares and basic and diluted earnings per share prior to the Business Combination have been retroactively restated as shares reflecting the exchange ratio established in the Business Combination.

c)      Earnout liability

In accordance with the terms of the Business Combination Agreement, during the period between the Closing Date and the 8th anniversary of the Closing Date (the “Company Earnout Period”), Namib is obligated to issue up to 30 million Ordinary Shares (“Earnout Shares”) to the previous shareholders of Greenstone (as determined on the Closing Date) (the “Former Greenstone Shareholders”), when and if the relevant milestones are achieved. The Earnout Shares are not treated as a component of the equity exchange between Greenstone and HCVI, as they compensate Greenstone shareholders and have the effect of reducing the value of the Ordinary Shares issued to HCVI. The earnout is accounted for as a derivative liability under IAS 32/IFRS 9. See Note 35 — Earnout liability for additional information on the Earnout liability.

The milestones are as follows:

•        if the Mazowe Mine Bankable Feasibility Study (BFS) Milestone is achieved during the Company Earnout Period, an aggregate of 1 million Earnout Shares will be issued to the Former Greenstone Shareholders;

•        if the Mazowe Mine Commercial Production Milestone is achieved during the Company Earnout Period, an aggregate of 4 million Earnout Shares will be issued to the Former Greenstone Shareholders;

•        if the Redwing Mine BFS Milestone is achieved during the Company Earnout Period, an aggregate of 1 million Earnout Shares will be issued to the Former Greenstone Shareholders;

•       if the Redwing Mine Commercial Production Milestone is achieved during the Company Earnout Period, an aggregate of 4 million Earnout Shares will be issued to the Former Greenstone Shareholders; and

If the net present value of certain exploration projects in the Democratic Republic of the Congo, as identified in a bankable feasibility study, is greater than or equal to $1 billion, an aggregate of 10 million Earnout Shares will be issued to the Former Greenstone Shareholders, with an additional 10 million Earnout Shares if such net present value is greater than or equal to $2 billion during the Company Earnout Period.

d)      Warrants liability

In accordance with the terms of the Business Combination Agreement, the Warrants issued are a replacement of the warrants of HCVI (the “SPAC Warrants”) and represent liabilities assumed in the Business Combination. The Warrants are not part of the consideration issued by Greenstone to acquire HCVI. The Warrants are derivative liabilities under IAS 32/IFRS 9. See Note 25 — Derivative liability (warrants) for additional information on the Warrants liability.

e)      Excise duty

As a result of the Business Combination, Namib assumed the responsibility for the excise tax liability of $3.6 million incurred by HCVI and payable subsequent to the Closing Date. According to the Business Combination Agreement, Hennessy Capital Partners VI LLC, a Delaware limited liability company (the “SPAC Sponsor”), has agreed to fully indemnify Namib for this liability. Accordingly, an indemnification asset related to the excise tax of $3.6 million has been recognized.